Deferred Charges, net (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 5,357,816
Additions	1,112,815
Amortization	(1,038,325)
Transfer to Assets held for sale (Note 7(b))	(548,078)
Disposals	(614,014)
Balance at end of period	$ 4,270,214